American Funds Global Balanced Fund
One Market, Steuart Tower
Suite 1800
San Francisco, California 94105

November 15, 2010

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Global Balanced Fund

Dear Sir or Madam:

On behalf of American Funds Global Balanced Fund (the “Fund”), we hereby file Form N-1A under the Investment Company Act of 1940 and the Securities Act of 1933. A Form N-8A has been filed for the Fund and the fund’s CIK number is 0001505612. If you have any questions about the enclosed, please contact me at (213) 486-9392.

Sincerely,

/s/ Liliane Corzo
Liliane Corzo

Enclosure